Pruco Life Insurance Company of New Jersey           Thomas C. Castano
                                                     Assistant General Counsel
                                                     Law Department

                                                     Pruco Life Insurance Company
                                                     of New Jersey
                                                     213 Washington Street
                                                     Newark, NJ 07102-2992
                                                     (973) 802-4708 fax: (973) 802-9560

                                                     May 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re:      Pruco Life of New Jersey Variable Appreciable Account
                                    (Registration No. 333-94115)

Ladies and Gentlemen:

         Pursuant to  subparagraph  (j) of Rule 497 under the Securities Act of 1933, the  Registrant  hereby  certifies:  (i) that its
Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus  contained in  Post-Effective
Amendment No. 7 and (ii) that the text of  Post-Effective  Amendment No. 7 was filed  electronically  on April 20, 2004  (Accession No.
0000741313-04-000023).

                                            By:      _/s/____________________________
                                                     Thomas C. Castano
                                                     Assistant General Counsel
                                                     Pruco Life Insurance Company of New Jersey

via EDGAR